Note 23 - Parenthetical Information Other Unamortizing Intangible Assets (Detail: Text Values - Asset Management [Member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Retail investment management agreements [Abstract]
Assets, related to the Groups U.S. retail mutual fund business, aquired in 2002, calculated at fair value less costs of disposal	€ 760
Discount rates (cost of equity) applied in the calculation		10.30%
Discount rates (cost of equity) applied in the calculation	9.80%
Terminal value growth rate applied for 2018 is up to		4.10%
Terminal value growth rate applied for 2019 is up to	4.10%